S000019843 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended	408 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Columbia Variable Portfolio - Overseas Core Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	38.03%	9.05%	7.69%
Performance Inception Date					Jan. 13, 1992
Columbia Variable Portfolio - Overseas Core Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	38.26%	9.19%	7.82%
Performance Inception Date				May 03, 2010
Columbia Variable Portfolio - Overseas Core Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	37.96%	8.92%	7.55%
Performance Inception Date				May 03, 2010